Share-Based Compensation Expense - Summary of Share Option Activity - 2012 Long Term Incentive Plan (Detail) (2012 Long Term Incentive Plan [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	1,835,500	0
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance	0
Options, Granted	1,836,000
Options, Outstanding ending balance	1,836,000
Options, Vested and expected to vest ending balance	1,637,000
Options, Vested ending balance
Weighted Average Exercise Price, Outstanding beginning balance
Weighted Average Exercise Price, Granted	$ 6.57
Weighted Average Exercise Price, Outstanding ending balance	$ 6.57
Weighted Average Exercise Price, Vested and expected to vest ending balance	$ 6.56
Weighted Average Exercise Price, Vested ending balance
Weighted Average Remaining Contractual Life (Years), Outstanding ending balance	9 years 7 months 6 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest ending balance	9 years 7 months 6 days
Weighted Average Remaining Contractual Life (Years), Vested ending balance
Aggregate Intrinsic Value, Outstanding ending balance	$ 11,643
Aggregate Intrinsic Value, Vested and expected to vest ending balance	10,391
Aggregate Intrinsic Value, Vested ending balance